Earnings/(Loss) Per Share	12 Months Ended
Aug. 31, 2019
Earnings/(Loss) Per Share
Earnings/(Loss) Per Share

19.   Earnings/(Loss) Per Share

The following table sets forth the computation of basic and diluted net income per share for the following periods:

	As of August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Numerator:
Net income attribute to OneSmart International Education Group Limited’s shareholders	258,827	245,936	245,368	34,296
Accretion to redemption value of Preferred Shares	—	(962,905)	—	—
Deemed dividend—repurchase of Preferred Shares	—	(4,266)	—	—
Allocation of undistributed earnings to redeemable convertible preferred shares	(111,771)	—	—	—
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary share – basic and diluted	147,056	(721,235)	245,368	34,296
Denominator:
Weighted average number of shares used in calculating net income/(loss) per ordinary share - basic (in millions of shares)	2,534	4,145	6,460	6,460
Incremental weighted-average ordinary shares from assumed exercise of share options and vesting of restricted shares using the treasury stock method (in millions of shares)	—	—	249	249
Weighted average number of shares used in calculating net income/(loss) per ordinary share – diluted (in millions of shares)	2,534	4,145	6,709	6,709
Earnings/(loss) per share — basic	0.0580	(0.1740)	0.0380	0.0053
Earnings/(loss) per share — diluted	0.0580	(0.1740)	0.0366	0.0051

The redeemable convertible preferred shares that were issued as part of the Reorganization and presented on a retroactive basis did not share the losses of the Company. The redeemable convertible preferred shares did not have an impact on diluted EPS for the years ended August 31, 2017 and 2018 on an if-converted or two-class method, as the redeemable convertible preferred shares did not carry any preferred dividend rights and only participated in all dividends on a one-to-one per-share basis with the holders of ordinary shares.

No adjustments were made to the basic earnings/(loss) per share amounts presented for the year ended August 31, 2017 and 2018 as the impact of the outstanding share options and restricted shares were anti-dilutive.